Exploration and Evaluation Assets (Details) - CAD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Acquisition:
Balance, beginning of period	$ 38,238	$ 32,690
Option payments	2,795	4,615
Effect of foreign exchange translation	(35)	933
Balance, period end	40,998	38,238
Exploration and Evaluation:
Balance, beginning period	61,714	12,971
Exploration costs	21,815	35,613
Lanxess 1A evaluation costs	10,120	12,740
Effect of foreign exchange translation	(479)	390
Balance, period end	93,170	61,714
Exploration and evaluation assets	134,168	99,952
California property
Acquisition:
Balance, beginning of period	21,339	18,460
Option payments	128	2,352
Effect of foreign exchange translation	(11)	527
Balance, period end	21,456	21,339
Exploration and Evaluation:
Balance, beginning period	4,466	4,333
Exploration costs	5	9
Effect of foreign exchange translation	(2)	124
Balance, period end	4,469	4,466
Exploration and evaluation assets	25,925	25,805
South West Arkansas Project
Acquisition:
Balance, beginning of period	8,061	14,230
Option payments	1,373	1,378
Lanxess brine supply costs		(7,953)
Effect of foreign exchange translation	(3)	406
Balance, period end	9,431	8,061
Exploration and Evaluation:
Balance, beginning period	21,670	4,105
Exploration costs	5,652	17,429
Effect of foreign exchange translation	(78)	136
Balance, period end	27,244	21,670
Exploration and evaluation assets	36,675	29,731
Commercial Plant Evaluation (Lanxess 1A)
Acquisition:
Balance, beginning of period	7,953
Lanxess brine supply costs		7,953
Effect of foreign exchange translation	(3)
Balance, period end	7,950	7,953
Exploration and Evaluation:
Balance, beginning period	17,403	4,533
Lanxess 1A evaluation costs	10,120	12,740
Effect of foreign exchange translation	(110)	130
Balance, period end	27,413	17,403
Exploration and evaluation assets	35,363	25,356
Texas Properties
Acquisition:
Balance, beginning of period	885
Option payments	1,294	885
Effect of foreign exchange translation	(18)
Balance, period end	2,161	885
Exploration and Evaluation:
Balance, beginning period	18,175
Exploration costs	16,158	18,175
Effect of foreign exchange translation	(289)
Balance, period end	34,044	18,175
Exploration and evaluation assets	$ 36,205	$ 19,060